SCHEDULE OF INVESTMENTS
Ivy Focused Growth NextShares (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares		Value
Communication Services
Interactive Home Entertainment – 3.1%
Electronic Arts, Inc.(A)	4		$403

Interactive Media & Services – 8.5%
Alphabet, Inc., Class C(A)	1		903
Facebook, Inc., Class A(A)	1		197

			1,100

Total Communication Services - 11.6%			1,503

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 3.3%
V.F. Corp.	5		426

Automobile Manufacturers – 3.3%
Ferrari N.V.	3		431

Home Improvement Retail – 3.0%
Home Depot, Inc. (The)	2		385

Internet & Direct Marketing Retail – 5.4%
Amazon.com, Inc.(A)	—	*	703

Total Consumer Discretionary - 15.0%			1,945

Financials
Financial Exchanges & Data – 3.7%
CME Group, Inc.	3		491

Investment Banking & Brokerage – 0.9%
Charles Schwab Corp. (The)	3		115

Total Financials - 4.6%			606

Health Care
Managed Health Care – 3.1%
UnitedHealth Group, Inc.	2		399

Pharmaceuticals – 8.5%
Pfizer, Inc.	11		467
Zoetis, Inc.	6		646

			1,113

Total Health Care - 11.6%			1,512

Industrials
Aerospace & Defense – 3.1%
Lockheed Martin Corp.	1		402

Construction Machinery & Heavy Trucks – 1.9%
Caterpillar, Inc.	2		244

Railroads – 2.2%
Union Pacific Corp.	2		285

Research & Consulting Services – 3.9%
CoStar Group, Inc.(A)	1		509

Total Industrials - 11.1%			1,440

Information Technology
Application Software – 13.0%
Adobe, Inc.(A)	2		641
Intuit, Inc.	2		585
salesforce.com, Inc.(A)	3		463

			1,689

Data Processing & Outsourced Services – 16.3%
MasterCard, Inc., Class A	3		798
PayPal, Inc.(A)	7		715
Visa, Inc., Class A	4		604

			2,117

Internet Services & Infrastructure – 3.5%
VeriSign, Inc.(A)	3		455

Systems Software – 8.4%
Microsoft Corp.	9		1,094

Technology Hardware, Storage & Peripherals – 3.9%
Apple, Inc.	3		506

Total Information Technology - 45.1%			5,861

TOTAL COMMON STOCKS – 99.0%			$12,867

(Cost: $9,065)

SHORT-TERM SECURITIES
Short Term Investment Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund, 2.000% (B)	137		137

TOTAL SHORT-TERM SECURITIES – 1.1%			$137

(Cost: $137)

TOTAL INVESTMENT SECURITIES – 100.1%			$13,004

(Cost: $9,202)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%			(8)

NET ASSETS – 100.0%			$12,996

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the annualized 7-day yield at March 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$12,867	$—	$—
Short-Term Securities	—	137	—

Total	$12,867	$137	$—

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$9,202

Gross unrealized appreciation	3,841
Gross unrealized depreciation	39

Net unrealized appreciation	$3,802